Condensed Statements Of Operations	11 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operational costs	$ 3,028,992
Loss from operations	(3,028,992)
Other income:
Interest earned on marketable securities held in Trust Account	212,516
Unrealized gain on marketable securities held in Trust Account	3,960
Change in fair value of warrant liability	(23,059,834)
Other income (loss)	(22,843,358)
Net Loss	$ (25,872,350)
Weighted average shares outstanding, basic and diluted | shares	21,242,273
Basic and diluted net loss per ordinary share | $ / shares	$ (1.23)
Common stock subject to mandatory redemption
Other income:
Interest earned on marketable securities held in Trust Account	$ 181,127
Unrealized gain on marketable securities held in Trust Account	$ 3,375
Weighted average shares outstanding, basic and diluted | shares	63,958,721
Basic and diluted net loss per ordinary share | $ / shares	$ 0.00